Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Pre-Effective Amendment Number	3
Amendment Flag	true
Amendment Description	Minor clarifying correction to footnotes.
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	ADS Waste Holdings, Inc.
Entity Central Index Key	0001585790
Entity Filer Category	Non-accelerated Filer